SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Contract assets	$ 705,321	$ 587,932
Contract liabilities	637,178	967,053
Animation Contracts [Member]
Contract assets	694,596	525,709
Contract liabilities	153,662	410,709
Web Filtering Contract [Member]
Contract assets	3,388	54,886
Contract liabilities	472,016	544,844
Other Contracts [Member]
Contract assets	7,337	7,337
Contract liabilities	$ 11,500	$ 11,500